Ordinary shares - Additional information (Details)	Dec. 31, 2020 Vote shares	Dec. 31, 2019 shares
Class A Ordinary Shares
Class of Stock [Line Items]
Number of votes entitled | Vote	1
Founder and Founder Affiliates ownership percentage threshold, issued and outstanding Class B Ordinary Shares upon Initial Public Offering, Class B Ordinary Shares automatically converted (as a percent)	5.00%
Ordinary shares issued, including subdivision affect (in shares)	2,606,114,080	584,865,410
Ordinary shares outstanding, including subdivision affect (in shares)	2,606,114,080	584,865,410
Class B Ordinary Shares
Class of Stock [Line Items]
Number of votes entitled | Vote	10
Ordinary shares issued, including subdivision affect (in shares)	885,301,280	885,301,280
Ordinary shares outstanding, including subdivision affect (in shares)	885,301,280	885,301,280